Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of Options Granted	6 Months Ended
Jun. 30, 2023
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of Options Granted [Line Items]
Expected term	5 years
Dividend rate	0.00%
Minimum [Member]
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	120.32%
Risk free rate	3.52%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	124.08%
Risk free rate	3.97%